Borrowings, Details of Borrowings (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Current borrowings	$ 42.0	$ 34.2
Non-current liabilities	4,566.0	4,699.0
Gross borrowings	4,608.0	4,733.2
Unamortized prepaid facility arrangement fees and original issue discounts, current	(17.7)	(12.8)
Unamortized prepaid facility arrangement fees and original issue discounts, noncurrent	(41.9)	(80.1)
Unamortized prepaid facility arrangement fees and original issue discounts	(59.6)	(92.9)
Current borrowings	24.3	21.4
Non-current liabilities	4,524.1	4,618.9
Borrowings	4,548.4	4,640.3
Bank Loan Secured [Member]
Disclosure of detailed information about borrowings [abstract]
Current borrowings	24.3
Gross borrowings	$ 4,608.0	$ 4,733.2	$ 4,775.0